Annual Fund Operating Expenses - Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Oct. 12, 2016
Class I Shares
Prospectus [Line Items]
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%	[1]
Total Annual Portfolio Operating Expenses	0.64%
Fee Waiver and/or Reimbursement	(0.01%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	0.63%
Class II Shares
Prospectus [Line Items]
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%	[1]
Total Annual Portfolio Operating Expenses	0.89%
Fee Waiver and/or Reimbursement	(0.01%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	0.88%
Class III Shares
Prospectus [Line Items]
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	0.09%	[1]
Total Annual Portfolio Operating Expenses	0.79%
Fee Waiver and/or Reimbursement	(0.01%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	0.78%

[1]	Estimated for the current fiscal year.
[2]	The Portfolio's adviser has contractually agreed to waive its fees and to reimburse expenses, at least until November 30, 2017, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.63%, 0.88%, and 0.78% of average daily net assets attributable to Class I, Class II and Class III shares of the Portfolio, respectively. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the adviser.